CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenue	¥ 5,466,873	¥ 3,271,414	¥ 1,780,490
Related Party [Member]
Net revenue	¥ 0	¥ 6,567	¥ 34,619